Income taxes - Disclosure of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Current income tax expense
Current income tax expense in respect of the current year	$ 439,972	$ 386,773
Current income tax expense relating to changes in tax laws	0	11,400
Adjustments recognized in the current year in relation to the income tax expense of prior years	(17,934)	(8,357)
Total current income tax expense	422,038	389,816
Deferred income tax recovery
Deferred income tax (recovery) expense relating to the origination and reversal of temporary differences	(959)	2,617
Deferred income tax expense (recovery) relating to changes in tax rates	784	(42,437)
Recognition of previously unrecognized temporary differences	(8,122)	(1,418)
Total deferred income tax recovery	(8,297)	(41,238)
Total income tax expense	$ 413,741	$ 348,578